EMPLOYEE BENEFITS (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Severance pay expenses	$ 1,990	$ 1,433	$ 1,321
Minimum matching contribution to plan (in percent)	3.00%
Contribution to defined contribution retirement plan	$ 56	$ 87	$ 57